Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 251,561	$ 219,126	$ 163,744	$ 206,339
Other assets	21,283	32,051
Consolidated total assets	3,879,473	3,806,086
Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,034,277	2,004,505
FPSO [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,261,329	1,303,229
FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	116,495	102,452
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	145,106	144,723
Towage Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 49,422